Price risk management assets and liabilties (Outstanding commodity-related derivatives) (Details)		12 Months Ended
		Dec. 31, 2014 MMbtu barrels Megawatt bbl MW	Dec. 31, 2013 MMbtu barrels Megawatt bbl MW
Power [Member] | ETP [Member] | Options - Puts [Member] | Mark to Market Derivatives [Member]
Notional Volume | Megawatt		(72,000)	(52,800)
Maximum Term Of Commodity Derivatives		2015
Natural Gas [Member] | ETP [Member] | Fixed Swaps Futures [Member] | Non Trading [Member] | Fair Value Hedging [Member]
Maximum Term Of Commodity Derivatives		2015
Natural Gas [Member] | ETP [Member] | Call Option [Member] | Trading [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives		2015
Natural Gas [Member] | ETP [Member] | Hedged Item - Inventory (MMBtu) [Member] | Non Trading [Member] | Fair Value Hedging [Member]
Maximum Term Of Commodity Derivatives		2015
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Notional Volume		(9,116,777)	5,668,559
Maximum Term Of Commodity Derivatives		2015
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Basis Swaps IFERC/NYMEX [Member] | Mark to Market Derivatives [Member]
Notional Volume		57,500	570,000
Maximum Term Of Commodity Derivatives		2015	2014
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Basis Swaps IFERC/NYMEX [Member] | Fair Value Hedging [Member]
Notional Volume		(39,287,500)	(7,352,500)
Maximum Term Of Commodity Derivatives		2015	2014
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Basis Swaps IFERC/NYMEX [Member] | Cash Flow Hedging [Member]
Notional Volume		0	(1,825,000)
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Fixed Swaps Futures [Member] | Mark to Market Derivatives [Member]
Notional Volume		(8,779,000)	(8,195,000)
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Fixed Swaps Futures [Member] | Fair Value Hedging [Member]
Notional Volume		(39,287,500)	(50,530,000)
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Fixed Swaps Futures [Member] | Cash Flow Hedging [Member]
Notional Volume		0	(12,775,000)
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Swing Swaps IFERC [Member] | Mark to Market Derivatives [Member]
Notional Volume		46,150,000	(9,690,000)
Maximum Term Of Commodity Derivatives		2015
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Hedged Item - Inventory (MMBtu) [Member] | Fair Value Hedging [Member]
Notional Volume		39,287,500	50,530,000
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Minimum [Member] | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Minimum [Member] | Fixed Swaps Futures [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives		2015	2014
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Minimum [Member] | Swing Swaps IFERC [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Maximum [Member] | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2015
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Maximum [Member] | Fixed Swaps Futures [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives		2016	2015
Non Trading [Member] | Natural Gas [Member] | ETP [Member] | Maximum [Member] | Swing Swaps IFERC [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2016
Non Trading [Member] | Natural Gas [Member] | Regency | Fixed Swaps Futures [Member] | Mark to Market Derivatives [Member]
Notional Volume		(25,525,000)	(24,455,000)
Maximum Term Of Commodity Derivatives		2015
Non Trading [Member] | Natural Gas [Member] | Regency | Minimum [Member] | Fixed Swaps Futures [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | Natural Gas [Member] | Regency | Maximum [Member] | Fixed Swaps Futures [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2015
Non Trading [Member] | Propane [Member] | Regency | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives		2015
Non Trading [Member] | Propane [Member] | Regency | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Notional Volume | barrels		(29,148,000)	(52,122,000)
Non Trading [Member] | Propane [Member] | Regency | Minimum [Member] | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | Propane [Member] | Regency | Maximum [Member] | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2015
Non Trading [Member] | Crude Oil [Member] | ETP [Member] | Future [Member] | Cash Flow Hedging [Member]
Notional Volume | bbl		0	(30,000)
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | Refined Products [Member] | ETP [Member] | Future [Member] | Mark to Market Derivatives [Member]
Notional Volume | barrels		13,745,755	(280,000)
Maximum Term Of Commodity Derivatives		2015	2014
Non Trading [Member] | Natural Gas Liquids [Member] | ETP [Member] | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Notional Volume | barrels		(2,179,400)	(1,133,600)
Maximum Term Of Commodity Derivatives		2015	2014
Non Trading [Member] | Natural Gas Liquids [Member] | ETP [Member] | Forward Swaps [Member] | Cash Flow Hedging [Member]
Notional Volume | bbl		0	(780,000)
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | Natural Gas Liquids [Member] | Regency | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives		2015	2014
Non Trading [Member] | Natural Gas Liquids [Member] | Regency | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Notional Volume | barrels		(292,000)	(438,000)
Non Trading [Member] | WTI Crude Oil [Member] | Regency | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2014
Non Trading [Member] | WTI Crude Oil [Member] | Regency | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Notional Volume | barrels		(1,252,000)	(521,000)
Non Trading [Member] | WTI Crude Oil [Member] | Regency | Minimum [Member] | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives		2015
Non Trading [Member] | WTI Crude Oil [Member] | Regency | Maximum [Member] | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives		2016
Trading [Member] | Power [Member] | ETP [Member] | Forward Swaps [Member] | Mark to Market Derivatives [Member]
Notional Volume | MW		288,775	351,050
Maximum Term Of Commodity Derivatives		2015	2014
Trading [Member] | Power [Member] | ETP [Member] | Future [Member] | Mark to Market Derivatives [Member]
Notional Volume | MW		(156,000)	(772,476)
Maximum Term Of Commodity Derivatives		2015	2014
Trading [Member] | Power [Member] | ETP [Member] | Call Option [Member] | Mark to Market Derivatives [Member]
Notional Volume | MW		198,556	103,200
Maximum Term Of Commodity Derivatives		2015	2014
Trading [Member] | Power [Member] | ETP [Member] | Options - Puts [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2014
Trading [Member] | Natural Gas [Member] | ETP [Member] | Basis Swaps IFERC/NYMEX [Member] | Mark to Market Derivatives [Member]
Notional Volume	[1]	(13,907,500)	(487,500)
Trading [Member] | Natural Gas [Member] | ETP [Member] | Fixed Swaps Futures [Member] | Mark to Market Derivatives [Member]
Notional Volume		(232,500)	9,457,500
Maximum Term Of Commodity Derivatives		2015
Trading [Member] | Natural Gas [Member] | ETP [Member] | Swing Swaps IFERC [Member] | Mark to Market Derivatives [Member]
Notional Volume		0	1,937,500
Trading [Member] | Natural Gas [Member] | ETP [Member] | Call Option [Member] | Mark to Market Derivatives [Member]
Notional Volume		5,000,000
Trading [Member] | Natural Gas [Member] | ETP [Member] | Minimum [Member] | Basis Swaps IFERC/NYMEX [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives		2015	2014
Trading [Member] | Natural Gas [Member] | ETP [Member] | Minimum [Member] | Fixed Swaps Futures [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2014
Trading [Member] | Natural Gas [Member] | ETP [Member] | Minimum [Member] | Swing Swaps IFERC [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2014
Trading [Member] | Natural Gas [Member] | ETP [Member] | Maximum [Member] | Basis Swaps IFERC/NYMEX [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives		2016	2017
Trading [Member] | Natural Gas [Member] | ETP [Member] | Maximum [Member] | Fixed Swaps Futures [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2019
Trading [Member] | Natural Gas [Member] | ETP [Member] | Maximum [Member] | Swing Swaps IFERC [Member] | Mark to Market Derivatives [Member]
Maximum Term Of Commodity Derivatives			2016
Trading [Member] | Crude Oil [Member] | ETP [Member] | Future [Member] | Mark to Market Derivatives [Member]
Notional Volume | bbl		0	103,000
Maximum Term Of Commodity Derivatives			2014

[1]	Includes aggregate amounts for open positions related to Houston Ship Channel, Waha Hub, NGPL TexOk, West Louisiana Zone and Henry Hub locations.